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                    SUPPLEMENT DATED SEPTEMBER 20, 1995 TO
                  THE PROSPECTUS DATED SEPTEMBER 1, 1995 FOR

                INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS
                                  ISSUED BY

                      NATIONWIDE LIFE INSURANCE COMPANY

                                 THROUGH ITS

                 NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

This supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

Page 1 of the Prospectus is hereby amended to include the following information.

INVESTMENTS IN THESE CONTRACTS ARE NEITHER DEPOSITS NOR OBLIGATIONS OF THE U.S. GOVERNMENT, THE BANK, OR ANY OF ITS AFFILIATES. INVESTMENTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY, AND AN INVESTMENT IN THE VARIABLE ACCOUNT FUND OPTIONS INVOLVES CERTAIN INVESTMENT RISK WHICH MAY INCLUDE THE POSSIBLE LOSS OF PRINCIPAL.